EQUITY (Details) - USD ($)	Feb. 29, 2016	Nov. 24, 2015	Nov. 23, 2015	Nov. 22, 2015	Nov. 19, 2015	Nov. 18, 2015	Nov. 12, 2015	Nov. 10, 2015	Nov. 09, 2015	Nov. 06, 2015	Nov. 04, 2015	Nov. 03, 2015	Oct. 30, 2015	Oct. 27, 2015	Oct. 26, 2015	Oct. 23, 2015	Oct. 22, 2015	Oct. 21, 2015	Oct. 14, 2015	Oct. 13, 2015	Oct. 12, 2015	Oct. 08, 2015	Oct. 05, 2015	Oct. 01, 2015	Sep. 30, 2015	Sep. 29, 2015	Sep. 24, 2015	Sep. 22, 2015	Sep. 16, 2015	Sep. 12, 2015
EQUITY DETAILS
Authorized issuance of common shares	500,000,000
Authorized issuance of common shares, par value	$ 0.0001
Authorized the issuance of preferred shares	50,000,000
Increased authorized common shares that may be issued	0																		5,000,000,000
Increased authorized preferred shares that may be issued	0																		50,000,000
Par value of the Common and Preferred Stock	$ 0																		$ 0.00001
Shares issued on conversion of convertible promissory note		100,000,000	70,000,000	6,846,154	32,393,156	7,542,857	32,540,984	7,537,313	12,173,913	25,037,313	7,537,313	7,547,945	5,523,810		7,500,000	2,023,810	7,494,048	7,548,387		15,474,411	7,548,387	7,548,387	7,548,387	2,924,731	6,744,934	2,918,182	2,923,333	2,924,390	6,250,000	1,578,947
Dividend of 1 Series B Preferred share per number shares of common stock																			100,000
Amount of affiliated debt converted									$ 90,000					$ 15,000
Amount of affiliated debt converted into restricted shares									1,800,000,000					300,000,000